Schedule of Goodwill By Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Goodwill [Line Items]
Goodwill	$ 1,275,234	$ 1,232,766	$ 1,232,766
Accumulated impairment losses	(1,213,335)	(1,213,335)	(1,213,335)
Goodwill acquired during the year		45,805
Beginning Balance	61,899			19,431
Foreign currency rate impact	2,413	(3,337)
Ending Balance	64,312	61,899		19,431
North American Retail Division
Goodwill [Line Items]
Goodwill	1,842	1,842	1,842
Accumulated impairment losses	(1,842)	(1,842)	(1,842)
North American Business Solutions Division
Goodwill [Line Items]
Goodwill	367,790	367,790	367,790
Accumulated impairment losses	(348,359)	(348,359)	(348,359)
Beginning Balance				19,431
Ending Balance	19,431	19,431		19,431
International Division
Goodwill [Line Items]
Goodwill	905,602	863,134	863,134
Accumulated impairment losses	(863,134)	(863,134)	(863,134)
Goodwill acquired during the year		45,805
Beginning Balance	42,468
Foreign currency rate impact	2,413	(3,337)
Ending Balance	$ 44,881	$ 42,468